SUPPLEMENT

DATED JUNE 14, 2013 TO THE FOLLOWING PROSPECTUSES:

HARTFORD BALANCED HLS FUND

HARTFORD CAPITAL APPRECIATION HLS FUND

HARTFORD DISCIPLINED EQUITY HLS FUND

HARTFORD DIVIDEND AND GROWTH HLS FUND

HARTFORD GLOBAL GROWTH HLS FUND

HARTFORD GLOBAL RESEARCH HLS FUND

HARTFORD GROWTH HLS FUND

HARTFORD HEALTHCARE HLS FUND

HARTFORD HIGH YIELD HLS FUND

HARTFORD INDEX HLS FUND

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

HARTFORD MIDCAP HLS FUND

HARTFORD MIDCAP VALUE HLS FUND

HARTFORD MONEY MARKET HLS FUND

HARTFORD PORTFOLIO DIVERSIFIER HLS FUND

HARTFORD SMALL COMPANY HLS FUND

HARTFORD STOCK HLS FUND

HARTFORD TOTAL RETURN BOND HLS FUND

HARTFORD VALUE HLS FUND

AMERICAN FUNDS ASSET ALLOCATION HLS FUND

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND

AMERICAN FUNDS BOND HLS FUND

AMERICAN FUNDS GLOBAL BOND HLS FUND

AMERICAN FUNDS GLOBAL GROWTH HLS FUND

AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND

AMERICAN FUNDS GROWTH HLS FUND

AMERICAN FUNDS GROWTH-INCOME HLS FUND

AMERICAN FUNDS INTERNATIONAL HLS FUND

AMERICAN FUNDS NEW WORLD HLS FUND

HARTFORD GROWTH OPPORTUNITIES HLS FUND

HARTFORD SMALLCAP GROWTH HLS FUND

HARTFORD SMALL/MID CAP EQUITY HLS FUND

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

EACH PROSPECTUS DATED MAY 1, 2013

(EACH OF THE ABOVE IS A SERIES OF HARTFORD SERIES FUND, INC. OR HARTFORD HLS SERIES FUND II, INC. AND, COLLECTIVELY, THE ABOVE ARE REFERRED TO HEREIN AS THE “FUNDS”)

Effective immediately, Hartford Investment Financial Services, LLC (“HIFSCO”), the Funds’ principal underwriter, has changed its name to Hartford Funds Distributors, LLC (“HFD”).  Accordingly, all references to Hartford Investment Financial Services, LLC and HIFSCO in the above referenced Prospectuses are replaced with Hartford Funds Distributors, LLC and HFD, respectively.

This Supplement should be retained with your Prospectus for future reference.

June 2013

SUPPLEMENT

DATED JUNE 14, 2013 TO THE FOLLOWING STATEMENTS OF ADDITIONAL INFORMATION:

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2013

FOR HARTFORD SERIES FUND, INC. AND

HARTFORD HLS SERIES FUND II, INC.

AND

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2013 FOR AMERICAN FUNDS HLS FUNDS

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2013 FOR HARTFORD PORTFOLIO DIVERSIFIER HLS FUND

(COLLECTIVELY, THE FUNDS TO WHICH THE STATEMENTS OF ADDITIONAL INFORMATION RELATE ARE REFERRED TO HEREIN AS THE “FUNDS”)

Effective immediately, Hartford Investment Financial Services, LLC (“HIFSCO”), the Funds’ principal underwriter, has changed its name to Hartford Funds Distributors, LLC (“HFD”).  Accordingly, all references to Hartford Investment Financial Services, LLC and HIFSCO in the above referenced Statements of Additional Information are replaced with Hartford Funds Distributors, LLC and HFD, respectively.

This Supplement should be retained with your Statement of Additional Information for future reference.

June 2013